Other Gains and Losses, Net	12 Months Ended
Dec. 31, 2017
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Other Gains and Losses, Net
29.	OTHER GAINS AND LOSSES, NET

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Gain on disposal of financial assets, net
Available-for-sale financial assets	$22,157.9	$33.2	$89.8
Gain (loss) on disposal of investments accounted for using equity method, net	2,492.1	(260.0)	—
Gain (loss) from disposal of subsidiaries	(138.2)	(36.1)	17.3
Other gains	189.3	176.8	409.9
Net gain (loss) on financial instruments at FVTPL
Held for trading	(1,769.3)	467.1	2,253.7
Designated as at FVTPL	—	(37.4)	131.0
Gain (loss) arising from fair value hedges, net	(439.7)	16.9	(30.3)
Impairment loss of financial assets
Available-for-sale financial assets	(154.7)	(122.2)	(29.6)
Other losses	(145.9)	(42.4)	(24.4)

	$22,191.5	$195.9	$2,817.4